SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives Property Plant and Equipment
Depreciation of fixed assets is computed using the straight-line method. Annual depreciation rates, which approximate the useful life of the assets, are:

Furniture, fixtures and equipment:	3 years
Computer equipment and software:	3 years